UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23965

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Variant Alternative Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.      REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

VARIANT ALTERNATIVE LENDING FUND

Semi-Annual Report

October 31, 2025

(Unaudited)

Variant Alternative Lending Fund
Table of Contents October 31, 2025 - (Unaudited)

This report and the financial statements contained herein are provided for the general information of the shareholders of the Variant Alternative Lending Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Variant Alternative Lending Fund
Schedule of Investments October 31, 2025 - (Unaudited)
Investment in private investment companies — 4.8%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Real Estate Debt — 1.1%
BlackRock Monticello Debt REIT (e)(f)	—	—	—	—	6/30/2025		$900,000	$913,229	1.1%
							900,000	913,229	1.1
Secondaries — 3.7%
Legalist DIP Fund I, LP (e)(f)	—	—	—	—	6/30/2025		684,916	737,918	0.9
Legalist DIP Fund II, LP (e)(f)	—	—	—	—	6/30/2025		1,195,677	1,419,904	1.7
Legalist DIP Offshore Fund I, LP (e)(f)	—	—	—	—	6/30/2025		142,606	156,306	0.2
Legalist DIP Offshore Fund II, LP (e)(f)	—	—	—	—	6/30/2025		440,312	534,792	0.6
Legalist DIP SPV II (e)(f)	—	—	—	—	6/30/2025		213,705	280,323	0.3
							2,677,216	3,129,243	3.7
Total investment in private investment companies							3,577,216	4,042,472	4.8
Investment in credit facilities — 79.7%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Litigation Finance — 14.0%
BEB SPV I LLC (a)(c)(o)	16.25%	—	—	—	5/22/2025	5/21/2028	6,109,136	6,109,136	7.2
Steno Agency Funding I, LLC (a)(b)(i)	13.63%	1-Month CME Term SOFR	9.50%	—	3/5/2025	5/8/2028	5,744,533	5,744,533	6.8
							11,853,669	11,853,669	14.0
Portfolio Finance — 3.5%
Marquis United, LLC (a)(g)(l)	Blended	—	—	—	4/11/2025	2/13/2029	2,986,428	2,986,428	3.5
							2,986,428	2,986,428	3.5
Real Estate Debt — 18.2%
Beehive Hospitality, Integrity RS, Beehive Hospitality Ascent PC, Lonestar Hospitality WX, Bayou Hospitality SH, and Armanda Prime (a)(h)(i)(j)(p)	15.00%	—	—	—	12/19/2024	—	1,491,756	1,491,756	1.8
HomeLight Real Estate IV, LLC (a)	13.50%	—	—	—	8/11/2025	2/8/2028	2,401,944	2,401,944	2.8
MFP Infrastructure LLC (a)(b)	10.31%	30-Day Avg. SOFR	6.00%	—	8/4/2025	1/18/2026	1,863,090	1,863,090	2.2
Midway Farms 715 LLLP, Midway Farms 2795 LLLP, Sundance Farms 3060 LLLP, Sundance Farms 3070 LLLP, Sundance Farms 3093 LLLP, Skywalker Farms LLC, Skywalker Farms 2 LLC, Skywalker Farms 3 LLC, 1520 Sunset Farms LLP, Beach Farms LLC, Stephanie Mae Thurston, and Wright Thurston (a)(h)(i)(j)	14.00%	—	—	—	6/26/2025	12/24/2025	4,844,112	4,844,112	5.7
TruNorth Star RTL Co-Invest, LLC (a)(c)(h)	16.00%	—	—	—	5/22/2025	2/27/2026	2,850,000	2,850,000	3.4
WHCC, LLC, Dyer 18 WHCC, LLC, and RW WHCC, LLC (a)(i)(k)	16.00%	—	—	—	3/24/2025	11/27/2026	1,972,250	1,972,250	2.3
							15,423,152	15,423,152	18.2

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Schedule of Investments October 31, 2025 - (Unaudited) (continued)
Investment in credit facilities — 79.7%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Real Estate Equity — 1.8%
VPES Fund 1 LLC (a)(g)	13.00% PIK	—	—	—	4/23/2025	4/17/2028	$1,301,229	$1,301,229	1.6%
							1,301,229	1,301,229	1.6
Royalties — 0.2%
Beatfund II, LLC (a)(b)(j)	12.31%	30-Day Avg. SOFR	8.00%	—	8/8/2025	7/29/2027	140,438	140,438	0.2
							140,438	140,438	0.2
Specialty Finance — 42.0%
A & T Investments SARL (a)(m)(n)	9.55%	—	—	—	9/18/2025	4/12/2027	2,956,131	2,881,512	3.4
Cadence Group Platform, LLC (a)	15.25%	—	—	—	2/26/2025	12/2/2025	461,073	461,073	0.5
Copperpot Finance, LLC (a)(b)	15.31%	30-Day Avg. SOFR	11.00%	—	11/29/2024	11/26/2028	2,900,000	2,900,000	3.4
IOM Media Ventures Inc. (a)(i)(k)	14.00%	—	—	—	12/24/2024	12/17/2028	580,000	580,000	0.8
Kili Purchasing, LLC (a)	13.40%	—	—	—	12/20/2024	12/18/2027	3,952,443	3,952,443	4.7
Leasy Mexico, S.A.P.I. DE C.V (a)(i)	15.75%	—	—	—	8/4/2025	2/17/2028	100,000	100,000	0.1
Nexgen Funding 1B SPE, LLC (a)(b)(i)	16.23%	3-Month CME Term SOFR	12.25%	—	5/22/2025	3/28/2028	2,292,308	2,292,308	2.7
PATRIMONIO EN FIDEICOMISO, D. Leg. 861, no inscrito en la SMV, dirigido a Inversionistas Institucionales – Arrendamientos Leasy II, (a)(i)	15.75%	—	—	—	7/21/2025	2/17/2028	400,000	400,000	0.5
Pier Active Transactions LLC (Series 36) (a)(b)(i)	18.13%	1-Month CME Term SOFR	14.00%	—	8/27/2025	8/30/2027	1,300,000	1,300,000	1.5
Preferred Point LLC (a)	12.50%	—	—	—	7/8/2025	6/5/2029	4,356,077	4,356,077	5.2
Station Road Capital Management II, LLC (a)	13.00%	—	—	—	11/25/2024	1/12/2027	6,995,085	6,995,085	8.3
Stowe HM-PB, LLC (Jardine Norton Capital E Ltd.) (a)(h)(i)(p)	10.75%	—	—	—	8/19/2025	—	4,266,043	4,266,043	5.1
Terra Payment Services Ltd (a)(i)	11.50%	—	—	—	6/25/2025	12/31/2025	350,000	350,000	0.4
Unifund CCR, LLC (a)(b)(i)	16.31%	30-Day Avg. SOFR	12.00%	—	5/23/2025	12/11/2025	4,546,912	4,546,912	5.4
							35,456,072	35,381,453	42.0
Trade Finance — 0.2%
Stowe HM-PB, LLC (Sauna Works, Inc.) (a)(h)(i)(p)	10.75%	—	—	—	2/11/2025	—	181,272	181,272	0.2
							181,272	181,272	0.2
Total investment in credit facilities							67,342,260	67,267,641	79.7
Investment in special purpose vehicles — 1.3%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Real Estate Debt — 1.3%
MonticelloAM Funding, LLC Series SH-85 (e)(f)(j)	—	—	—	—	5/6/2025		1,061,701	1,073,837	1.3
Total investment in special purpose vehicles							1,061,701	1,073,837	1.3

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Schedule of Investments October 31, 2025 - (Unaudited) (continued)
Investments in money market instruments — 12.1%	Interest Rate	Reference Rate	Spread	Shares/ Units	First Acquisition Date	Maturity Date	Cost/ Principal	Fair Value	Percent of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares (q)	4.20%	—	—	10,246,181	—	—	$10,246,181	$10,246,181	12.1%
Total investment in money market instruments							10,246,181	10,246,181	12.1

Total Investments (cost $82,227,358)								$82,630,131	97.9%
Other assets less liabilities								1,794,510	2.1%
Net Assets								$84,424,641	100.0%
FUTURES CONTRACTS	Expiration Date	Number of Contracts Long (Short)	Notional Value	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Euro Dollar	December 2025	(20)	$(2,984,701)	$(2,888,000)	$96,701
TOTAL FUTURES CONTRACTS			$(2,984,701)	$(2,888,000)	$96,701

Investments Abbreviations:

SOFR — Secured Overnight Financing Role

CME — Chicago Mercantile Exchange

EURIBOR — Euro Interbank Offered Rate

Footnotes:

(a)	Value was determined using significant unobservable inputs.
(b)	Variable rate security. Rate shown is the rate in effect as of October 31, 2025.
(c)	This investment is structured with a profit sharing component. The rate disclosed as of October 31, 2025 is the effective rate.
(d)	This investment has variable maturity dates maturing through the date listed.
(e)	Private investment company or special purpose vehicle that does not issue shares or units.
(f)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(g)

This security includes a component of paid-in-kind (PIK) interest. This means that a portion or all of the interest accrued during a specific period is capitalized to the principal balance of the security.

(h)

This security includes an element of interest that is contingent upon a specific event. This means that a portion or the entirety of the interest accrued is received when a particular event takes place with the underlying collateral, resulting in the generation of cash. Typically, these cash receipts are allocated first to interest and then to principal.

(i)	This investment was made through a participation. See Note 2.
(j)	This investment has been commited to but has not been fully funded by the Fund as of October 31, 2025.
(k)	The Fund receives additional fees (e.g., agent, management, monitoring, etc.) from this security.
(l)	This security has a blended interest rate of 15.00% on $1,561,053, and 13.00% on $1,425,375.
(m)

This investment has a six-month lock-up with a maturity date defined as the earlier of i) the third anniversary of the origination date (April 12, 2027), ii) three to nine months after rendering a partial or full redemption notice subject to the six-month lock-up, iii) a mandatory early redemption event as declared by the issuer, or iv) the date falling immediately after a wind-down period (thirty months following issuance date) expires.

(n)

This investment has a variable interest rate calculated with a base interest of 8%, adjusted by a commitment fee based on the outstanding par value, plus 1.8%, and less the delta between the 6-Month EURIBOR rate and 6-Month CME Term SOFR rate.

(o)	As determined at the end of each waterfall period, a portion of this security’s outstanding interest may, from time to time, be capitalized into its principal balance.
(p)	This security is in wind-down with no specific maturity date.
(q)	Rate listed is the annualized 7-day effective yield at October, 31, 2025.

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Portfolio Allocation October 31, 2025 - (Unaudited)

Investment Type as a Percentage of Total Net Assets As Follows:

Security Type/Sector	Percent of Total Net Assets
Credit Facilites	79.7%
Money Market Instruments	12.1%
Private Investment Companies	4.8%
Special Purpose Vehicles	1.3%
Total Investments	97.9%
Other assets less liabilities	2.1%
Total Net Assets	100.0%

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Statement of Assets and Liabilities As of October 31, 2025 (Unaudited)
Assets
Investments, at fair value (cost $82,227,358)	$82,630,131
Unrealized appreciation (depreciation) on open futures contracts	96,701
Cash deposited with broker for futures contracts	500,579
Interest receivable	653,723
Accrued interest on PIK securities	190,935
Accrued interest on Event-Based securities	709,290
Prepaid expenses	113,890
Total Assets	84,895,429

Liabilities
Due to Counterparty	349,125
Due to Investment Manager	21,795
Audit and tax fees payable	12,342
Legal fees payable	40,201
Accounting and administration fees payable	19,837
Transfer agent fees payable	8,356
Sub-Transfer agent fees payable	8,338
Chief Compliance Officer fees payable	282
Custody fees payable	484
Other liabilities	10,028
Total Liabilities	470,788

Commitments and contingencies (Note 11)
Net Assets	$84,424,641

Components of Net Assets:
Paid-in Capital (par value of $0.001 with an unlimited amount of shares authorized)	$82,827,083
Total distributable earnings	1,597,558
Net Assets	$84,424,641

Institutional Class Shares:
Net assets applicable to shares outstanding	$84,424,641
Shares of beneficial interest issued and outstanding	3,296,687
Net asset value per share	$25.61

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Statement of Operations For the Six Months Ended October 31, 2025 (Unaudited)
Investment Income
Interest (net of withholding taxes, $0)	$3,108,133
Interest on PIK securities (net of withholding taxes, $0)	218,236
Interest on Event-Based securities (net of withholding taxes, $0)	1,101,177
Dividend income	234,795
Distributions from private investment companies	79,364
Total Investment Income	4,741,705

Expenses
Investment management fees	450,738
Offering cost	96,748
Accounting and administration fees	54,719
Legal fees	51,149
Sub-Transfer agent fees	41,102
Other expenses	38,136
Audit and tax fees	34,621
Transfer agent fees	32,693
Trustee fees	14,308
Chief Compliance Officer fees	11,043
Blue sky fees	7,550
Custody fees	3,541
Insurance fees	1,703
Total expenses	838,051
Management fees recovered	—
Less fees waived by Investment Manager (see Note 7)	(359,803)
Net Expenses	478,248

Net Investment Income	4,263,457

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	—
Futures contracts	(155,970)
Foreign currency transactions	206,720
Net realized gain	50,750
Net change in unrealized appreciation (depreciation) on:
Investments	347,125
Foreign currency translations	(1,877)
Futures contracts	173,066
Net change in unrealized appreciation (depreciation)	518,314
Net realized and unrealized gain (loss)	569,064

Net increase in net assets resulting from operations	$4,832,521

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Statement of Changes in Net Assets
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Period Ended April 30, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,263,457	$904,520
Net realized gain	50,750	22,869
Net change in unrealized appreciation (depreciation)	518,314	(19,076)
Net increase in net assets resulting from operations	4,832,521	908,313

Distributions to Shareholders:
Distributions:
Institutional Class	(3,289,934)	(853,342)
From return of capital:
Institutional Class	—	(413,675)
Total distributions to shareholders	(3,289,934)	(1,267,017)

Capital Share Transactions:
Institutional Class Shares
Proceeds from shares sold	26,427,340	54,698,719
Reinvestment of distributions	1,583,882	747,752
Cost of shares repurchased	(303,061)	(13,874)

Net increase in net assets resulting from capital transactions	27,708,161	55,432,597

Total increase in net assets	29,250,748	55,073,893

Net Assets:
Beginning of period	55,173,893	100,000
End of period	$84,424,641	$55,173,893

Share Transactions:
Institutional Class Shares
Issued	1,037,796	2,174,820
Reinvested	62,479	30,083
Repurchased	(11,941)	(550)
Change in Institutional Class Shares	1,088,334	2,204,353
[1]	For the period November 1, 2024 (commencement of operations) to April 30, 2025.

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Statement of Cash Flows For the Six Months Ended October 31, 2025 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$4,832,521
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss on:
Futures contracts	155,970
Net change in unrealized (appreciation) depreciation on:
Investments	(347,125)
Futures contracts	(173,066)
Interest on PIK securities	(218,236)
Purchases of long-term investments	(59,468,130)
Proceeds from long-term investments sold	13,344,877
Purchase of short-term investments, net	18,422,107
Changes in operating assets and liabilities:
Due from Investment Manager	8,288
Interest receivable	(257,086)
Prepaid expenses	(84,343)
Due to Investment Manager	21,795
Accrued interest on PIK securities	(190,935)
Accrued interest on event based security	(709,290)
Prepaid offering	96,748
Audit and tax fees payable	(27,879)
Due to Counterparty	349,125
Legal fees payable	(36,992)
Accounting and administration fees payable	4,855
Trustee fees payable	(123)
Custody fees payable	(2,193)
Transfer agent fees payable	(2,042)
Sub-Transfer agent fees payable	3,917
Chief Compliance Officer fees payable	244
Purchases payable	(85,000)
Other liabilities	1,549
Net cash used in operating activities	(24,360,444)

Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	26,543,340
Payments for shares repurchased	(303,061)
Distributions to shareholders, net of reinvestments	(1,706,052)
Net cash provided by financing activities	24,534,227

Net Decrease in Cash and Restricted Cash	173,783

Cash and Restricted Cash:
Beginning of period	326,976
End of period*	$500,759

Supplemental disclosure of cash flow information:

Non-cash financing activities not included consist of reinvestment of dividends and distributions of $1,583,882, and paid in kind income of $218,236.

*     Consist of cash deposited with broker for futures contracts of $500,759.

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Financial Highlights Institutional Class

Per share operating performance.
For a capital share outstanding throughout each year/period.

	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net asset value, beginning of year/period	$24.98	$25.00 [1]
Income from Investment Operations:
Net investment income[2]	1.51	0.88
Net realized and unrealized gain (loss)	0.28	0.22
Total from investment operations	1.79	1.10

Less Distributions:
From net investment income	(1.16)	(0.72)
From return of capital	−	(0.40)
From net realized gains	−
Total distributions	(1.16)	(1.12)

Net asset value, end of year/period	$25.61	$24.98

Total return[3]	7.25%[4]	4.43%[4]

Ratios and Supplemental Data:
Net assets, end of year/period (in thousands)	$84,425	$55,174

Ratio of expenses to average net assets:[6]
Before fees waived/recovered	2.30%[5]	3.98%[5]
After fees waived/recovered	1.32%[5]	1.25%[5]
Ratio of net investment income to average net assets:
Before fees waived/recovered	10.77%[5]	4.30%[5]
After fees waived/recovered	11.75%[5]	7.03%[5]

Portfolio turnover rate	23%[4]	0%[4]
[1]	For the period November 1, 2024 (commencement of operations) to April 30, 2025.
[2]	Based on average shares outstanding for the year/period.
[3]

Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	The expenses and net investment loss ratios include income or expenses of the private investment companies valued at practical expedient in which the Fund invests.

See accompanying Notes to the Financial Statements.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited)
1. Organization

The Variant Alternative Lending Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on May 6, 2024. The Fund operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). Prior to November 3, 2025, the Fund operated as a tender offer fund pursuant to Rule 13e-4 under the Investment Company Act. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. No holder of Shares (each, a “Shareholder” and collectively, “Shareholders”) will have the right to require the Fund to redeem its Shares. In addition, no public market exists for the Shares and the Fund does not expect any trading market to develop for Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment. The Fund commenced operations after the close of business October 31, 2024, with Institutional Class Shares. Only Institutional Class Shares have been issued as of the date of the accompanying financial statements. Institutional Class Shares and Access Class Shares are subject to different fees and expenses. In the future, other classes of Shares may be offered.

The Fund’s primary investment objective is to provide a high level of current income while seeking to prioritize capital preservation. Capital appreciation is considered a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in senior secured alternative income-generating lending investments (“Alternative Lending Investments”) (the “80% Policy”). For the purpose of the 80% Policy, Alternative Lending Investments are investments that the Investment Manager believes are outside of traditional public equity and bond markets and are likely to generate an interest payment, pay dividends, or have other forms of distributions that generally accrue value over time, or securities that provide the Fund with exposure to such investments. The Fund’s Alternative Lending Investments may include, but are not limited to, specialty finance, litigation finance-related investments, real estate debt securities, transportation finance, portfolio finance, trade finance, royalties and warehouse facilities, purchases of interests in private credit funds in the secondary market, and warrants and equity securities acquired by the Fund in connection with the restructuring of Alternative Lending Investments. The Fund expects to allocate its assets primarily through the direct origination of senior secured credit facilities and, on an opportunistic basis, other investment vehicles (“Underlying Funds”) purchased on a secondary basis. While the Fund will comply with the 80% Policy, under normal market conditions, the Fund expects to invest at least 90% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in Alternative Lending Investments. The Fund may change the 80% Policy without Shareholder approval upon at least 60 days’ prior written notice to Shareholders.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Investment Manager is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

2. Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

Federal Income Taxes

The Fund has elected to be treated as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year. The Fund utilizes a tax-year end of October 31.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Dividends are recorded on the ex-dividend date and interest is recognized on an accrual basis. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders. Distributions to shareholders are recorded on the ex-dividend date.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s tax year. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term investment which are readily convertible into cash and have an original maturity of three months or less. UMB Bank, n.a., serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of October 31, 2025, the Fund held cash of $10,246,181 in a short-term money market fund.

Valuation of Investments

The Fund calculates its NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

The Board has designated the Investment Manager as its valuation designee (in such capacity, the “Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

Short-term securities, including bonds, notes, debentures and other debt securities, such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker. Money market funds are valued at NAV.

For equity, equity related securities, and options that are freely tradable and listed on a securities exchange or over-the-counter market, the Fund fair values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Fund will use the price from the exchange that it considers to be the principal exchange on which the security is traded. Securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or over-the-counter market on such day, the security will be valued at the mean between the last bid price and last ask price on such day.

Fixed income securities (i.e. credit facilities, other than the short-term securities as described above) are valued by (a) using readily available market quotations based upon the last updated sale price or (b) by a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (c) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Prior to investing in any private investment companies or special purpose vehicles (collectively, “Underlying Funds”), the Investment Manager will conduct an initial due diligence review of the valuation methodologies utilized by the Underlying Fund, which generally shall be based upon readily observable market values when available, and otherwise utilize principles of fair value that are reasonably consistent with those used by the Fund for valuing its own investments. Subsequent to investment in an Underlying Fund, the Investment Manager will monitor the valuation methodologies used by each Underlying Fund. The Fund values its interests in Underlying Funds using the NAV provided by the managers of the Underlying Funds and/or their agents. These valuations involve significant judgment by the managers of the Underlying Funds and may differ from their actual realizable value. Under certain circumstances, the Valuation Designee may modify the managers’ valuations based on updated information received since the last valuation date. The Valuation Designee may also modify valuations if the valuations are deemed to not fully reflect the fair value of the investment. Valuations will be provided to the Fund based on interim unaudited financial records of the Underlying Funds, and, therefore, will be estimates and may fluctuate as a result. The Board, the Investment Manager and the Valuation Designee may have limited ability to assess the accuracy of these valuations.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using Valuation Procedures approved by the Board. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Designee of any information or factors deemed appropriate. The Valuation Designee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

Fair valuation involves subjective judgments, and there is no single methodology for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s NAV if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

Foreign Currency Exchange Future Contracts

The Fund may utilize foreign currency future contracts (“futures contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All futures are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the futures contract is settled. Counter-parties to these contracts are major U.S. financial institutions. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1. As of October 31, 2025, all futures were entered in exchanges located in U.S. domestic markets.

Engaging in these transactions involves risk of loss, which could adversely affect the value of the Fund’s net assets. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using quoted exchange rates prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however,

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
2. Accounting Policies (continued)

its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the risk of both the borrower and the institution selling the participation.

3. Principal Risks

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. However, the Investment Manager expects that the Fund’s primary use of leverage will be for working capital management, as opposed to structural leverage. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
3. Principal Risks (continued)

limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
3. Principal Risks (continued)

Repurchase Offers

The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer.

Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, tariffs, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

4. Fair Value of Investments

(a) Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.
•	Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
4. Fair Value of Investments (continued)

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

(b) Fair Value – Valuation Techniques and Inputs

When determining fair value, the Fund uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Investments in Private Investment Companies

The Fund values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the private investment companies provide for compensation to the managers in the form of fees ranging from 0% to 2.00% annually of net assets and performance incentive allocations or fees ranging from 0% to 20% on net profits earned.

Investments in Credit Facilities

The Fund has invested in credit facilities that are either secured by the borrower’s assets or are unsecured in nature. The credit facilities have been made directly or through participation with private investment or operating companies. The cost of investments in credit facilities generally represents the fair value of the investment. These investments are monitored and adjusted accordingly for certain changes, such as (i) a material change in interest rates for similar notes or (ii) if the Investment Manager becomes aware of a fundamental change that has not been reflected in the cost.

For credit facilities where cost does not reflect fair value, the Fund determined its fair value through a discounted cash flow or market approach method as of October 31, 2025. The methodology applied is based on the structure of the credit facility, the type of collateral pledged to the facility, and the information available on the pledged assets. The discounted cash flow method is based on the future cash flows generated by the underlying collateral, which are discounted to present value using an appropriate rate of return. The market approach method is based on the relevant market value of the underlying asset. When appropriate, the adjusted value may be present valued using a relevant rate of return. Investments in credit facilities are categorized in Level 3 of the fair value hierarchy.

Investments in Special Purpose Vehicles

Special purpose vehicles (“SPV”) consist of an investment by the Fund in an entity that invests directly or indirectly in a note secured by the expected value of contingency fees received from future case settlements, real estate, specialty finance investments, and royalties. The debt offerings are short-term in nature and carry a fixed interest rate. During the period ended October 31, 2025, the Investment Manager determined there were minimal credit impairments. Investments in SPV are generally measured based on NAV as a practical expedient.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
4. Fair Value of Investments (continued)

(c) Fair Value – Hierarchy

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of October 31, 2025. Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities:

Investments	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value	Total
Private Investment Companies	$—	$—	$—	$4,042,472	$4,042,472
Credit Facilities	—	—	67,267,641	—	67,267,641
Special Purpose Vehicles	—	—	—	1,073,837	1,073,837
Money Market Instruments	10,246,181	—	—	—	10,246,181
Total Investments	$10,246,181	$—	$67,267,641	$5,116,309	$82,630,131

Other Financial Instruments¹
Future Contracts	96,701	—	—	—	96,701
Total Assets	$10,342,882	$—	$67,267,641	$5,116,309	$82,726,832

¹  Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(d) Fair Value – Changes in Level 3 Measurements

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended October 31, 2025:

	Credit Facilities	Total
April 30, 2025	$25,851,306	$25,851,306
Realized gains (losses)	207,374	207,374
Change in Unrealized gains (losses)	(130,267)	(130,267)
Transfer into level 3	—	—
Transfer out of level 3	—	—
Recategorized	—	—
Purchases	54,351,568	54,351,568
Sales	(13,012,340)	(13,012,340)
October 31, 2025	$67,267,641	$67,267,641
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at October 31, 2025	$(74,619)	$(74,619)

(e) Fair Value – Significant Unobservable Inputs

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of October 31, 2025:

Investment Category	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average(1)	Impact on Valuation from an increase in Input
Credit Facilities	$67,267,641	Market Approach	Recent Transaction Price	$100.00	$100.00	Increase

1  Unobservable inputs were weighted by the fair value of the instruments as of the period ended October 31, 2025.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)

5. Derivative and Hedging Disclosure

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts for the six months ended October 31, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of October 31, 2025, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Statement of Assets and Liabilities	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/(depreciation) on open futures currency risk	Future contracts	$96,701	$—

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2025, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts
Future currency risk contracts	$(155,970)
Total	$(155,970)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Futures Contracts
Future currency risk contracts	$173,066
Total	$173,066

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of October 31, 2025, are as follows:

Derivative	Quarterly Average	Amount
Future contracts	Average Notional Value	$(4,507,337)

6. Capital Stock

Pursuant to exemptive relief obtained from the SEC, the Fund is permitted to offer multiple classes of Shares. The Fund is currently authorized to offer two separate classes of Shares, designated as Institutional Class Shares and Access Class Shares. Only Institutional Class Shares have been issued as of the date of the accompanying financial statements. Institutional Class Shares and Access Class Shares are subject to different fees and expenses. The Fund has adopted a Distribution and Servicing Plan with respect to Access Class Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Servicing Plan, the Fund is permitted to pay as compensation up to 0.50% on an annualized basis of the aggregate net assets attributable to Access Class Shares to the Fund’s Distributor or other qualified recipients under the Distribution and Servicing Plan. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. While the Fund presently offers two classes of Shares, it may offer other classes of Shares as well in the future.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
6. Capital Stock (continued)

From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Institutional Class Shares or Access Class Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2)voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and NAVs resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; (7) any conversion features, as permitted under the Investment Company Act.

The minimum initial investment in Institutional Class Shares and Access Class Shares by any investor is $1 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Institutional Class Shares and Access Class Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirement. The purchase price for each class of Shares is based on the NAV per Share of that Class as of the date such Shares are purchased.

Neither Institutional Class Shares nor Access Class Shares are subject to any initial sales charge. However, investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by the Administrator. The returned check and stop payment fees are currently $25.

Shares are generally offered for purchase on each business day, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Fund. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.

The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a Valuation Date (as defined below) on or about February 15, May 15, August 15 and November 15 of each year. For each repurchase offer the Board will set an amount between 5% and 25% of the Fund’s Shares based on relevant factors, including the liquidity of the Fund’s positions and the Shareholders’ desire for liquidity. A Shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the Shareholder’s purchase of the Shares. Shares will be repurchased at their NAV determined as of approximately February 15, May 15, August 15 and November 15, as applicable (each such date, a “Valuation Date”). Shareholders tendering Shares directly through the Fund and not through a registered investment adviser or other intermediary (“Authorized Intermediary”) for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be the Valuation Date. Shareholders who tender may not have all of the tendered Shares repurchased by the Fund. If over-subscriptions occur, the Fund may elect to repurchase less than the full amount that a Shareholder requests to be repurchased. In such an event, the Fund may repurchase only a pro rata portion of the amount tendered by each Shareholder. In certain circumstances, the Board may require a Shareholder to tender its Shares. Any such redemption will be conducted consistent with the requirements of Rule 23c-2 under the Investment Company Act.

A Shareholder who tenders for repurchase only a portion of its Shares in the Fund will be required to maintain a minimum account balance of $50,000,000. If a Shareholder tenders a portion of its Shares and the repurchase of that portion would cause the Shareholder’s account balance to fall below this required minimum of $50,000,000, the Fund reserves the right to repurchase all of such Shareholder’s outstanding Shares. Such minimum capital account balance requirement may also be waived by the Board or by the Investment Manager in its sole discretion, subject to applicable federal securities laws.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
6. Capital Stock (continued)
Tender Offer
Commencement Date	July 18, 2025
Notice Due Date	August 15, 2025
Valuation Date	August 15, 2025

Net Asset Value as of Tender Offer Date
Institutional Class	$ 25.62

Amount Repurchased
Institutional Class	$ 172,445

Percentage of Outstanding Shares Repurchased
Institutional Class	0.22%

7. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a management fee (the “Investment Management Fee”) at an annual rate of 1.25%, which is calculated daily and payable monthly in arrears, based upon the Fund’s average daily “Managed Assets” (defined as total assets of the Fund (including any assets attributable to leverage that may be outstanding) minus the sum of accrued liabilities (including accrued fees and expenses and other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Average daily Managed Assets is the sum of the Managed Assets at the beginning of each business day and the Managed Assets at the end of such business day and divided by two. Accrued liabilities are expenses incurred in the normal course of the Fund’s operations.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 1.25% and 1.75% of the average daily net assets of Institutional Class Shares and Access Class Shares, respectively (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.25% and 1.75% of the average daily net assets of Institutional Class Shares and Access Class Shares, respectively. For the avoidance of doubt, Fund expenses incurred in connection with the organization of the Fund and the initial offering of Shares are subject to the Expense Limit. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of recoupment. The Expense Limitation and Reimbursement Agreement is in effect until September 11, 2025, and may not be terminated by the Investment Manager before that date. The Expense Limitation and Reimbursement Agreement may be terminated at any time by the Fund’s Board of Trustees upon thirty (30) days’ written notice to the Investment Manager.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
7. Investment Management and Other Agreements (continued)

For the six months ended October 31, 2025, the Investment Manager has not recovered all of its previously waived fees totaling $359,803. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation. Total waived fees of $811,520 consist of organizational costs of $98,445, which are eligible for recoupment no later than August 30, 2027, and waived fees of $353,272, and $359,803 for the period November 1, 2024 (commencement of operations) through April 30, 2025, and October 31, 2025, respectively, which are eligible for recoupment no later than April 30, 2028, and October 31, 2028, respectively.

Distribution Services, LLC (formerly UMB Distribution Services, LLC) serves as the Fund’s principal underwriter.

The Fund has retained an administrator, UMB Fund Services, Inc. (the “Administrator”) to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund management and the Administrator.

A Trustee and an officer of the Fund are employees of the Administrator. The Fund does not compensate the Trustee or officer affiliated with the Administrator. For the six months ended October 31, 2025, the Fund’s allocated fees incurred for Trustees and advisory board member are reported on the Statement of Operations.

UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.

8. Related Party Transactions

At October 31, 2025, the Investment Manager and its affiliates owned $3,725,196 (or 4.41% of net assets) of the Fund.

9. Federal Income Taxes

At October 31, 2025, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$82,227,358
Gross Unrealized Appreciation	550,129
Gross Unrealized Depreciation	(147,356)
Net Unrealized Appreciation (Depreciation)	$402,773

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)

9. Federal Income Taxes (continued)

As of October 31, 2025, the Fund’s most recent tax year end, the components of distributable earnings on a tax basis

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	402,773
Total distributable earnings	$402,773

The tax character of distributions paid during the tax years ended October 31, 2025 are as follows:

2025
Distribution paid from:
Ordinary income	$4,556,947
Net long-term capital gains	—
Return of capital	—
Total distributions paid	$4,556,947

10. Investment Transactions

For the six months ended October 31, 2025, purchases and sales of investments, excluding short-term investments, were $59,686,366 and $13,500,847, respectively.

11. Commitments

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of interest income in the Statement of Operations. As of October 31, 2025, the Fund had unfunded loan commitments to credit facilities of $9,853,964.

Variant Alternative Lending Fund
Notes to Financial Statements October 31, 2025 (Unaudited) (continued)
11. Commitments (continued)

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of October 31, 2025:

Investment Name	Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period
BlackRock Monticello Debt REIT	Private Investment Companies(2)	913,229	—	Quarterly	After a 2-year lock-up period, each limited partner may submit a withdrawal request 2 days prior to each calendar quarter-end.
Legalist DIP Fund I, LP	Private Investment Companies(1)	737,918	—	None	N
Legalist DIP Fund II, LP	Private Investment Companies(1)	1,419,904	—	None	N
Legalist DIP Offshore Fund I, LP	Private Investment Companies(1)	156,306	—	None	N
Legalist DIP Offshore Fund II, LP	Private Investment Companies(1)	534,792	—	None	N
Legalist DIP SPV II	Private Investment Companies(1)	280,323	—	None	N
MonticelloAM Funding, LLC Series SH-85	Special Purpose Vehicles(2)	1,073,837	111,173	None	N
	Total	$5,116,310	$111,173

1   Private partnerships that are secondaries positions. These investments are purchased in the secondary market of a limited partner’s interest in a private credit fund from the primary owner.

2   Real estate debt private partnerships. These are extensions of new debt backed by real estate assets or the purchase of existing loans backed by residential or commercial real estate assets.

12. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements except for the following:

The Fund commenced a tender offer on October 16, 2025 as follows:

Tender Offer
Commencement Date	October 16, 2025
Notice Due Date	November 14, 2025
Valuation Date	November 14, 2025

Net Asset Value as of Tender Offer Date
Institutional Class	$25.43

Amount Repurchased
Institutional Class	$4,191,743

Percentage of Outstanding Shares Repurchased
Institutional Class	5.00%

Effective November 3, 2025, the Fund operates as an interval fund pursuant to Rule 23c-3 of the Investment Company Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at NAV.

Variant Alternative Lending Fund
Other Information October 31, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available:

(i)    without charge, upon request, by calling the Fund at 1-877-770-7717 or

(ii)   by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-877-770-7717.

Special Investor Meeting Results

The Fund held a Special Meeting of Shareholders on October 31, 2025 to consider the proposal set forth below (the “Special Meeting”). As of the close of business on September 29, 2025, the record date for the Special Meeting, the Fund had 3,248,307 shares of beneficial interest outstanding. At the Special Meeting, a quorum was present in person or by proxy, and the Fund’s shares were voted on the proposal presented to shareholders as set forth below. The proposal received sufficient votes and was approved.

Proposal 1: Approval of the adoption of a fundamental policy for the Fund to conduct periodic repurchases of its outstanding shares, in accordance with Rule 23c-3 under the Investment Company Act.

For	Against	Abstain
2,949,775	0	0

Approval of Investment Management Agreement

At a meeting of the Board held on June 4, 2025 and June 5, 2025 (the “Meeting”), by a unanimous vote, the Board, including a majority of trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”) voting separately, approved the continuation of the Investment Management Agreement between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature, extent and quality of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature, extent and quality of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified

Variant Alternative Lending Fund
Other Information October 31, 2025 (Unaudited) (continued)

by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall nature, extent and quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund, as compared to other comparable funds in a peer group identified by an unaffiliated third party (collectively, the “Peer Group”), as well as one relevant index. The Board noted that the Fund’s total return for the one-year period ended March 31, 2025, was lower than the Peer Group median and average, as well as the relevant index for the same period. It also noted that the Fund’s total return for the three-month period ended March 31, 2025, was higher than the Peer Group median and average. The Board further noted that the Fund outperformed the relevant index over the three-year and five-year periods. The Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.

Fees and Expenses

The Board reviewed and considered the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a third-party report on the fees and expenses of the Peer Group. The Board noted that the Fund’s advisory fees and total expense ratio compared favorably to the fees and expenses payable by those in the Peer Group. In addition, the Board noted that the Investment Manager had contractually agreed to limit total annual operating expenses and that such agreement would automatically renew for consecutive one-year terms unless the agreement was terminated. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement, which did not include breakpoints. The Board also determined that the Fund had achieved limited economies of scale at its current size, but was unlikely to continue to achieve economies of scale because of the nature of its investments. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability Of Investment Manager

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable The Board further noted that the profitability of the Investment Manager reflected investments in the firm to further support its provided services to the Fund. The Board determined that the advisory fees and the compensation to the Investment Manager was reasonable, and the financial condition was adequate.

Ancillary Benefits And Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, it did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Variant Alternative Lending Fund
Other Information October 31, 2025 (Unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   account balances

•   account transactions

•   transaction history

•   wire transfer instructions

•   checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-877-770-7717.

Variant Alternative Lending Fund
Other Information October 31, 2025 (Unaudited) (continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•   open an account

•   provide account information

•   give us your contact information

•   make a wire transfer

•   tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•      sharing for affiliates’ everyday business purposes — information about your creditworthiness

•   sharing for affiliates from using your information to market to you

•   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Variant Investments, LLC and UMB Fund Services, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

(b)      Not applicable.

ITEM 2.      CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      INVESTMENTS.

(a)      Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)      Not applicable.

ITEM 7.      FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      CHANGES IN AND DISAGREEMENTS WITH ACCOUNTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.    REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.    STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is included in Item 1(a) of this Form N-CSR.

ITEM 12.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)      Not applicable to semi-annual reports.

(b)      Not applicable.

ITEM 14.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)      Not applicable.

(b)      Not applicable.

ITEM 15.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16.    CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 18.    RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)  Not applicable to semi-annual reports.

(a)(2)  Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Variant Alternative Lending Fund
By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)
Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Elsasser
Robert W. Elsasser, President
(Principal Executive Officer)
Date	January 9, 2026
By (Signature and Title)*	/s/ Curt Fintel
Curt Fintel, Treasurer
(Principal Financial Officer)
Date	January 9, 2026

____________

*        Print the name and title of each signing officer under his or her signature.